RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Continuity) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	$ 28	$ 145	$ 77
Unrealized financial instruments loss	33	4	9
Gain (loss) arising during the period on financial instruments designated as cash-flow hedges	4	8	10
Unrealized (loss) gain on foreign currency swaps - net investment hedge	(94)	(66)	55
Unrealized gain on available-for-sale securities	(22)	61	0
Acquisitions, settlements and other	(89)	(159)	68
Balance, end of year	85	28	145
Energy Derivative Contracts
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized financial instruments loss	5	0	(2)
Gain (loss) arising during the period on financial instruments designated as cash-flow hedges	17	28	3
Interest Rate Swaps
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized financial instruments loss	(1)	7	(2)
Gain (loss) arising during the period on financial instruments designated as cash-flow hedges	(18)	1	20
Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized financial instruments loss	29	(3)	13
Gain (loss) arising during the period on financial instruments designated as cash-flow hedges	94	61	(57)
Available-for-sale investments
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized financial instruments loss	0	0	25
Gain (loss) arising during the period on financial instruments designated as cash-flow hedges	20	(52)	0
Unrealized gain on available-for-sale securities	$ 20	$ (52)	$ 25